Consolidated Balance Sheets (Parenthetical)(PRC Domestic Entities USD ($)) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred revenue	$ 19,891	$ 12,099
Accrued expenses and other liabilities	43,170	31,510
Customers' refundable fees	8,926	9,586
Income tax payable	$ 12,287	$ 5,305